Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Restricted Shares

A summary of the restricted shares activities is presented below:

	Number of	Weighted- Average
	restricted shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2023	3,880,000	0.155
Granted	3,000,000	0.293
Forfeit	-	-
Vested	(1,625,000)	0.076
Outstanding as of June 30, 2024 (unaudited)	5,255,000	0.259

A summary of the restricted shares activities is presented below:

	Number of restricted shares	Weighted- Average Grant-Date Fair Value
		US$
Outstanding as of December 31, 2021	6,034,250	0.527
Granted	1,500,000	0.209
Forfeit	(312,000)	0.431
Vested	(3,648,500)	0.474
Outstanding as of December 31, 2022	3,573,750	0.457
Granted	20,900,000	0.037
Vested	(20,593,750)	0.087
Outstanding as of December 31, 2023	3,880,000	0.155